UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09651

Name of Fund: BlackRock Large Cap Focus Growth Fund, Inc. (formerly, BlackRock Focus Growth Fund, Inc.)1

[1]

On December 9, 2019, BlackRock Large Cap Focus Growth Fund of BlackRock Large Cap Series Funds, Inc. (the “Non-Surviving Fund”) was reorganized into BlackRock Large Cap Focus Growth Fund, Inc. (the “Surviving Fund”). The voting record of the Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Large Cap Focus Growth Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2019 – 06/30/2020

Explanatory note: This amended Form N-PX is being filed to update the Form N-PX originally filed with the Securities and Exchange Commission on 08/27/2020.

Item 1 – Proxy Voting Record – The registrant is a feeder fund in a master/feeder structure and as such holds interests of Master Focus Growth LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-09735, CIK no. 0001097290) on November 13, 2020.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09651
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Large Cap Focus Growth Fund, Inc.

================= BlackRock Large Cap Focus Growth Fund, Inc. ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Focus Growth Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Large Cap Focus Growth Fund, Inc.

Date:	November 13, 2020